Condensed Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 12,935	$ 9,436
Short-term bank deposits	18,139	27,100
Trade Receivables	230
Other current assets	1,248	1,242
TOTAL CURRENT ASSETS	32,552	37,778
NON-CURRENT ASSETS:
Restricted bank deposits	508	506
Property and equipment, net	6,701	6,949
Right-of-use assets	2,994	3,088
Long-term prepaid expenses	300	300
TOTAL NON-CURRENT ASSETS	10,503	10,843
TOTAL ASSETS	43,055	48,621
CURRENT LIABILITIES-
Accounts payable and accruals: Trade	2,292	3,330
Accounts payable and accruals: Other	4,423	4,238
Deferred revenue	451	386
Lease liabilities	747	774
TOTAL CURRENT LIABILITIES	7,913	8,728
NON-CURRENT LIABILITIES-
Severance pay obligations, net	158	163
Deferred revenue	1,521	1,723
Other non-current liability	62
Lease liabilities	1,965	2,167
TOTAL NON-CURRENT LIABILITIES	3,706	4,053
TOTAL LIABILITIES	11,619	12,781
SHAREHOLDERS' EQUITY:
Ordinary shares	75	73
Accumulated other comprehensive income	(8)	(8)
Additional paid in capital	238,737	235,974
Warrants	6,088	7,904
Accumulated deficit	(213,456)	(208,103)
TOTAL SHAREHOLDERS' EQUITY	31,436	35,840
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 43,055	$ 48,621